Condensed Consolidated and Combined Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows From Operating Activities:
Net income (loss)	$ 2,988,626	$ (17,154,245)	$ (25,929,003)	$ (5,324,624)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	206,858	298,805	350,509	552,855
Stock based compensation	1,307,095	2,088,838	2,367,014
Equity compensation expense	671	1,726,000	1,976,000
Non-cash interest expense			303,061
Change in fair value of derivative liabilities	(9,964,250)	(24,017,035)	(18,011,100)
Issuance of common stock and warrants		30,245,516	30,281,475
Changes in operating assets and liabilities:
Accounts receivable	(4,561)	1,165	1,165	(1,127)
Other receivable		(115,000)		(187,500)
Inventory		(1,700)	(1,700)
Prepaid expenses	(57,115)	46,492	3,515	(12,168)
Other current assets	(253,887)	(356,301)
Accounts payable and accrued expenses	2,134,207	1,560,273	1,344,669	31,777
Income taxes payable	(6,369)		(82,898)
Excise taxes	40,944		19,486
Due to related party				872,485
Net Cash Used In Operating Activities	(3,607,781)	(5,677,192)	(7,377,807)	(4,068,302)
Cash Flows From Investing Activities:
Purchases of property and equipment	(117,812)
Capitalized patent costs	(96,070)	(190,931)	(246,074)	(376,150)
Net Cash Used In Investing Activities	(213,882)	(190,931)	(246,074)	(376,150)
Cash Flows From Financing Activities:
Capital contributions from Global Graphene Group		487,273	487,273	3,823,657
Cash received from NUBI Trust		25,160,047	25,160,047
Discount payment related to Non Redemption Agreement		(13,937,997)	(13,937,997)
Reimbursement of consideration shares related to the Forward Purchase Agreement		(2,193,800)	(2,193,800)
Reimbursement of Recycled Shares related to Forward Purchase Agreement		(80,241)	(80,241)
Transaction expenses in connection with the Merger		(8,948,009)	(8,948,009)
Inflow from Merger		17,555	17,555
Proceeds from convertible notes		527,500	527,500
Proceeds from short-term notes		670,000	670,000
Repayment of short-term notes	(42,671)	(1,329,712)	(1,389,146)
Proceeds from issuance of common stock and warrants in connection with the Private Placement		7,850,000	7,850,000
Proceeds from issuance of common stock from exercise of warrants	671,568	163,974	4,259,241
Issuance costs in connection with the Private Placement		(419,499)	(419,499)
Repayment of related party payable		(911,091)	(1,026,091)
Cash used to settle fractional shares	(460)
Net Cash Provided By Financing Activities	628,437	7,056,000	10,976,833	3,823,657
Net change in cash	(3,193,226)	1,187,877	3,352,952	(620,795)
Cash at beginning of period	3,353,732	780	780	621,575
Cash at end of period	160,506	1,188,657	3,353,732	780
Supplemental disclosure
Cash paid for interest expense	16,627	153,128	169,911
Cash paid for federal income taxes	6,369		89,959
Supplemental disclosure of non-cash financing activities:
Issuance of Common Stock upon the closing of the Merger		2,435	4,993
Convertible notes converted to common shares	527,500
Reverse stock split – reclassification from common stock to additional paid-in capital	$ 13,311
Capitalized interest to principal balance of short-term note payable			$ 24,061